INTERIM CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Ordinary shares - Class A	Ordinary shares - Class B	Ordinary shares Ordinary shares - Class A	Ordinary shares Ordinary shares - Class B	Additional Paid-in Capital	Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2021				234,262,636	83,417,110
Balance at beginning of period at Dec. 31, 2021	$ 250,403			$ 0	$ 0	$ 864,911	$ (614,508)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)				5,300,366
Exercise of options	2,108					2,108
Share-based compensation	14,809					14,809
Net loss	(46,709)						(46,709)
Balance at end of period (in shares) at Jun. 30, 2022				239,563,002	83,417,110
Balance at end of period at Jun. 30, 2022	$ 220,611			$ 0	$ 0	881,828	(661,217)
Balance at beginning of period (in shares) at Dec. 31, 2022	327,477,544	244,060,434	83,417,110	244,060,434	83,417,110
Balance at beginning of period at Dec. 31, 2022	$ 175,409			$ 0	$ 0	897,337	(721,928)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)				3,285,659
Exercise of options	119					119
Share-based compensation	8,870					8,870
Net loss	$ (54,833)						(54,833)
Balance at end of period (in shares) at Jun. 30, 2023	330,763,203	247,346,093	83,417,110	247,346,093	83,417,110
Balance at end of period at Jun. 30, 2023	$ 129,565			$ 0	$ 0	$ 906,326	$ (776,761)